Reserves (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Summary of tabular form of other reserves

	2025	2024	2023
	A$’000	A$’000	A$’000

Foreign currency reserve	(773)	(750)	(742)
Share-based payments reserve	3,873	4,225	4,423

	3,100	3,475	3,681